Statements of Earnings	12 Months Ended
Aug. 31, 2020
Statements of Earnings [Abstract]
Statements of Earnings
20	Statements of Earnings

Sales

Sales are as follows:

	Years ended August 31,
	2020	2019	2018

Test and measurement	$197,419	$204,693	$197,423
Service assurance, systems and services	69,192	82,788	71,248
Foreign exchange gains (losses) on forward exchange contracts	(1,028)	(591)	875
Total sales for the year	$265,583	$286,890	$269,546

Net research and development

Net research and development expenses comprise the following:

	Years ended August 31,
	2020	2019	2018

Gross research and development expenses	$54,564	$57,972	$65,243
Research and development tax credits and grants	(9,077)	(7,419)	(8,089)
Net research and development expenses for the year	$45,487	$50,553	$57,154

For the year ended August 31, 2020, tax credits and grants include $1,457,000 for the CEWS (nil in 2018 and 2019).

Depreciation and amortization

Depreciation and amortization expenses by functional area are as follows:

	Years ended August 31,
	2020	2019	2018

Cost of sales
Depreciation of property, plant and equipment	$1,923	$1,862	$2,077
Depreciation of lease ROU assets	1,106	–	–
Amortization of intangible assets	5,092	7,186	9,212
	8,121	9,048	11,289

Selling and administrative expenses
Depreciation of property, plant and equipment	1,080	1,354	902
Depreciation of lease ROU assets	1,472	–	–
Amortization of intangible assets	698	1,043	592
	3,250	2,397	1,494

Net research and development expenses
Depreciation of property, plant and equipment	2,560	2,253	2,465
Depreciation of lease ROU assets	771	–	–
Amortization of intangible assets	677	783	523
	4,008	3,036	2,988
	$15,379	$14,481	$15,771

Depreciation of property, plant and equipment	$5,563	$5,469	$5,444
Depreciation of lease ROU assets	3,349	–	–
Amortization of intangible assets	6,467	9,012	10,327
Total depreciation and amortization expenses for the year	$15,379	$14,481	$15,771

Employee compensation

Employee compensation comprises the following:

	Years ended August 31,
	2020	2019	2018

Salaries and benefits	$142,277	$136,059	$134,453
Restructuring charges	2,808	3,305	2,072
Stock-based compensation costs	2,021	1,831	1,748
Grants (CEWS)	(3,262)	–	–
Total employee compensation for the year	$143,844	$141,195	$138,273

Restructuring charges by functional area are as follows:

	Years ended August 31,
	2020	2019	2018

Cost of sales	$898	$304	$517
Selling and administrative expenses	1,882	495	673
Net research and development costs	106	2,506	3,219
Interest and other expense	–	–	150
	2,886	3,305	4,559
Income taxes	(533)	(63)	(1,150)
Total restructuring charges for the year	$2,353	$3,242	$3,409

Stock-based compensation costs by functional area are as follows:

	Years ended August 31,
	2020	2019	2018

Cost of sales	$129	$136	$143
Selling and administrative expenses	1,548	1,375	1,217
Net research and development expenses	344	320	388
Total stock-based compensation costs for the year	$2,021	$1,831	$1,748

CEWS by functional area are as follows (note 3):

	Years ended August 31,
	2020	2019	2018

Cost of sales	$(723)	$–	$–
Selling and administrative expenses	(1,082)	–	–
Net research and development expenses	(1,457)	–	–
Total CEWS for the year	$(3,262)	$–	$–